NOTE 3 – ACCOUNTS RECEIVABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Credit Loss [Abstract]
NOTE 3 - ACCOUNTS RECEIVABLE
	September 30, 2021	December 31, 2020

Deposit	$2,672	$2,500
UK VAT Receivable	32,489	11,867
Prepayments	200	—
Accounts receivable	$35,361	$14,367

	December 31,	December 31,
	2020	2019

Deposit (1)	$2,500	$2,338
Share subscription receivable	—	20,201
UK VAT repayment	11,867	44,736

Total accounts receivable	$14,367	$67,275